PROSPECTUS

February 27, 2026

As Supplemented August 5, 2026

Fund Name	Ticker	Exchange
TrueShares Quarterly Bull Hedge ETF	(QBUL)	Cboe BZX Exchange, Inc.
TrueShares Quarterly Bear Hedge ETF	(QBER)	Cboe BZX Exchange, Inc.

each a series of Elevation Series Trust (the “Trust”)

THIS PROSPECTUS PROVIDES IMPORTANT INFORMATION ABOUT TRUESHARES QUARTERLY BULL HEDGE ETF AND TRUESHARES QUARTERLY BEAR HEDGE ETF THAT YOU SHOULD KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SUMMARY—TRUESHARES QUARTERLY BULL HEDGE ETF

Investment Objective

The investment objective of TrueShares Quarterly Bull Hedge ETF (the “Fund”) is total return with substantial protection of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$977

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF that aims to provide the benefits of partial equity exposure while mitigating the risk posed by a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in growth with lower volatility and mitigated downside equity market risk (sometimes referred to as “tail risk”). The Fund seeks to achieve its goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in call options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from call options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income debt securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the call options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade call options. If the income-generating investments carry a duration longer than the call positions, the amount invested in call options will be an amount equal to annualized income net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging, which may result in the Fund utilizing a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the call options strategy.

Call Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

A call option gives the owner the right, but not the obligation, to buy a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a call option generally will decrease, whereas the value of a call option will generally increase if the reference asset appreciates in value. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out-of-the-money (above current market price) or at-the-money call options. The adviser evaluates the relative prices of at-the-money and out-of-the-money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility. To help offset the cost of purchased call options, the Fund may sell farther out-of-the-money call options. This paired call option strategy is referred to as a bull call spread in option industry parlance. This paired strategy reflects a generally bullish outlook that is tempered by a view that the market will not rise above the strike price of the written option. The partial amount of equity upside the Fund captures is primarily dictated by the adviser’s strategy of targeting investments in call options set to an amount approximately equal to the amount of income generated by the Fund’s portfolio. The partial amount of equity upside the Fund captures is secondarily influenced by written call options as they will reduce the net cost of the options positions but limit upside. Using these options strategies, based on recent market conditions, the adviser anticipates that the Fund will capture 20% to 40% of U.S. large capitalization equity market gains on a quarter-to-quarter basis.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% call options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”

●	Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Written call options will limit the Fund’s participation in gains above the strike price of the written option.

●	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

●	Derivatives Risk. Options are a derivative investment. The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

●	Active Management Risk. The adviser’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance. The adviser’s tail risk strategy may not fully protect the Fund from declines in the market and will not allow the Fund to fully participate in market upside. When the adviser selects out-of-the-money call options, the Fund will not participate in equity market gains until they exceed the strike price of the call option. Lower interest rates or higher call option prices will tend to increase the cost of mitigating the risk posed by a decline in U.S. large capitalization equity markets.

●	Equity Market Risk. The Fund invests in options that track the performance of U.S. large capitalization companies, which are made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including, expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

○	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

●	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Limited History Risk. The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

●	Options Premium Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

●	Turnover Rate Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Performance

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.774.TRUE (8783).

Annual Total Returns (For the Calendar Year ended 12/31)

	Return	Quarter/Year
Highest Return	2.68%	Q3/2025
Lowest Return	-0.73%	Q4/2025

Average Annual Total Returns (for the periods ended December 31, 2025)
	1 Year	Since Inception (June 28, 2024)
Returns before taxes	4.53%	3.46%
Returns after taxes on distributions	1.03%	0.67%
Returns after taxes on distributions and sale of Fund shares	2.69%	1.48%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	17.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Adviser:	TrueMark Investments, LLC

Portfolio Manager:	Jeffrey Feldman, Portfolio Manager of TrueMark Investments, LLC and Quantitative Risk Manager of RiverNorth Capital Management, LLC, has served the Fund as portfolio manager since it commenced operations in June 2024.

Purchase and Sale of Shares

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/ or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.True-Shares.com.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

FUND SUMMARY—TRUESHARES QUARTERLY BEAR HEDGE ETF

Investment Objective

The investment objective of TrueShares Quarterly Bear Hedge ETF (the “Fund”) is substantial protection of principal with total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$977

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

TrueShares Quarterly Bear Hedge ETF

The Fund is an actively managed ETF that aims to provide substantial protection of principal and generation of interest income while maintaining the potential to create positive returns in the event of a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in capital gains during high volatility environments. The Fund seeks to achieve these goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in put options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from put options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% put options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income debt securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the put options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade put options. If the income-generating investments carry a duration longer than the put positions, the amount invested in put options will be an amount equal to annualized income utilized net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging. In these circumstances, the Fund may utilize a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the put options strategy.

Put Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of the performance of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a put option generally will increase. In the event the reference asset appreciates in value, the value of a put option generally will decrease and may become worthless. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out-of-the-money (above current market price) or at-the-money put options. The adviser evaluates the relative prices of at-the-money and out-of-the-money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility. To help offset the cost of purchased put options, the Fund may sell farther out-of-the-money put options. This paired put option strategy is referred to as a bear put spread in option industry parlance. This paired strategy reflects a generally bearish outlook that is tempered by a view that the market will not fall below the strike price of the written option.

The Fund’s strategy is designed to benefit from meaningful declines in the domestic large cap equity market (sometimes referred to as “tail risk”). The Fund’s equity market risk is limited to the risk that the put options will expire worthless. If, however, the value of the reference asset falls below the put option’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the reference asset. In such an instance, employing the put option strategy may generate a positive return. Because puts increase in value when the reference asset declines, the Fund benefits from a market decline. The partial amount of equity market downside the Fund captures is influenced by written put options as they will reduce the net cost of the options positions but limit downside capture. Using these options strategies, based on recent market conditions, the adviser anticipates that the Fund could reap a positive benefit equal to 20% to 40% of U.S. large capitalization equity market declines on a quarter-to-quarter basis.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund are summarized below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”

●	Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Written put options will limit the Fund’s participation in price drops below the strike price of the written option.

●	FLEX Options Risk. The Fund may invest in FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may become illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

●	Derivatives Risk. Options are a derivative investment. The Fund’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

●	Active Management Risk. The adviser’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance. The adviser’s tail risk strategy is not designed for upside participation in the markets and will underperform in rising equity markets relative to traditional long-only equity strategies. While the adviser’s strategy is designed to benefit from meaningful declines in the domestic large cap equity market, the Fund will not fully benefit from any given downswing in the market. When the adviser selects out-of-the-money put options, the Fund will not participate in equity market declines until they exceed the strike price of the put option. Lower interest rates or higher put option prices will tend to increase the cost of attempting to benefit from meaningful declines in the U.S. large capitalization equity markets.

●	Equity Market Risk. The Fund invests in options that track the performance of U.S. large capitalization companies, which are made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including, expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	ETF Structure Risks. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

○	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

●	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Limited History Risk. The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Options Premium Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

●	Turnover Rate Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Performance

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.774.TRUE (8783).

Annual Total Returns (For the Calendar Year ended 12/31)

	Return	Quarter/Year
Highest Return	0.16%	Q1/2025
Lowest Return	-0.23%	Q4/2025

Average Annual Total Returns (for the periods ended December 31, 2025)
	1 Year	Since Inception (June 28, 2024)
Returns before taxes	-0.27%	-0.11%
Returns after taxes on distributions	-1.56%	-1.33%
Returns after taxes on distributions and sale of Fund shares	-0.16%	-0.59%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	17.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Adviser:	TrueMark Investments, LLC

Portfolio Manager:	Jeffrey Feldman, Portfolio Manager of TrueMark Investments, LLC and Quantitative Risk Manager of RiverNorth Capital Management, LLC, has served the Fund as portfolio manager since it commenced operations in June 2024.

Purchase and Sale of Shares

Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/ or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.True-Shares.com.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Information About Each Fund’s Investment Objective.

Fund	Investment Objective
TrueShares Quarterly Bull Hedge ETF	The investment objective of TrueShares Quarterly Bull Hedge ETF is total return with substantial protection of principal.

TrueShares Quarterly Bear Hedge ETF	The investment objective of TrueShares Quarterly Bear Hedge ETF is substantial protection of principal with total return.

Each Fund’s investment objective may be changed by the Board of Trustees of the Trust (the “Board”) upon written notice to shareholders.

Additional Information About Each Fund’s Investment Strategies.

TrueShares Quarterly Bull Hedge ETF

The Fund is an actively managed ETF that aims to provide the benefits of partial equity exposure while mitigating the risk posed by a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in growth with lower volatility and mitigated downside equity market risk (sometimes referred to as “tail risk”). The Fund seeks to achieve this goal by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in call options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from call options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund defines high-quality issuers as those with a short-term rating of P-1 or a long-term rating of at least A3 by Moody’s Investors Service, Inc. or equivalently rated by another nationally recognized statistical rating agency). The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the call options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade call options. If the income-generating investments carry a duration longer than the call positions, the amount invested in call options will be an amount equal to annualized income net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging. In these circumstances, the Fund may utilize a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the call options strategy.

Call Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded Flexible Exchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide the Fund with the ability to customize exercise prices, exercise styles, and expiration dates, while avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The adviser selects options on securities, indices, or ETFs that it believes are representative of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

A call option gives the owner the right, but not the obligation, to buy a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a call option generally will increase. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out-of-the-money (above current market price) or at-the-money call options. The adviser evaluates the relative prices of at-the-money and out-of-the money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility. To help offset the cost of purchased call options, the Fund may sell farther out-of-the-money call options. This paired call option strategy is referred to as a bull call spread in option industry parlance. This paired strategy reflects a generally bullish outlook that is tempered by a view that the market will not rise above the strike price of the written option.

The call strategy is designed to partially capture upward trends in the domestic large cap equity market, thereby gaining large cap equity exposure while limiting the Fund’s risk to that of the options premium and the income-generating debt instruments. The amount of equity upside the Fund captures is primarily dictated by the adviser’s strategy of targeting investments in call options to an amount approximately equal to the amount of income generated by the Fund’s portfolio. The partial amount of equity upside the Fund captures is secondarily influenced by written call options as they will reduce the net cost of the options positions but limit upside. Using these options strategies, based on recent market conditions, the adviser anticipates that the Fund will capture 20% to 40% of U.S. large capitalization equity market gains on a quarter-to-quarter basis.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% call options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

TrueShares Quarterly Bear Hedge ETF

The Fund is an actively managed ETF that aims to provide principal protection and generation of interest income while maintaining the potential to create positive returns in the event of a decline in U.S. equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, over rolling three-month periods. This strategy potentially results in capital gains during high volatility environments. The Fund seeks to achieve these goals by combining: (1) an investment of substantially all its assets in a portfolio of short-term income-generating debt securities with (2) a modest investment in put options on securities or indexes that are representative of U.S. large capitalization companies. Over the long-term, the adviser expects income from the debt securities and capital gains from put options to combine to fulfill the “total return” aspect of the Fund’s investment objective.

Substantial Protection of Principal

The income component of the Fund’s portfolio is expected to represent at least 98% of its assets on a quarter-to-quarter basis, which the adviser believes will fulfil the “substantial protection of principal” aspect of the Fund’s investment objective. For example, even if a 2% put options component of the Fund’s portfolio expired worthless, the Fund would still have at least 98% of its value preserved by the high-quality short-term fixed income debt securities portfolio. Actual value preserved is expected to be somewhat higher than 98% because interest earned is expected to be higher than Fund expenses. The adviser believes that protection of at least 98% of principal on a quarter-to-quarter basis, even in adverse low-rate environments, would be considered substantial protection by most investors.

Income Component

The Fund seeks income through a strategy focused on high-quality short-term fixed income securities. The Fund anticipates a typical maturity of three months for its income portfolio but may invest in securities with a duration of one-year or less. The Fund defines high-quality issuers as those with a short-term rating of P-1 or a long-term rating of at least A3 by Moody’s Investors Service, Inc. or equivalently rated by another nationally recognized statistical rating agency). The Fund invests without restriction as to issuer type but anticipates investing primarily in securities of the U.S. Government, its agencies, instrumentalities and sponsored enterprises; fixed-income ETFs; and corporations.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

When the put options and income-generating investments carry matching maturities, an amount equal to the yield from the income strategy, net of the Fund’s management fee, is deployed to trade put options. If the income-generating investments carry a duration longer than the put positions, the amount invested in put options will be an amount equal to annualized income net of management fee and divided by the number of three-month segments remaining until maturity and capped at that amount for each rolling three-month period. At times, the presence of an extreme low-rate environment could make generating income more challenging. In these circumstances, the Fund may utilize a maximum of one percent (net of the Fund’s management fee) of portfolio principal per three-month rolling period to implement the put options strategy.

Put Options Component

The Fund invests a modest portion of its portfolio in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide the Fund with the ability to customize exercise prices, exercise styles, and expiration dates, while avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The adviser selects options on securities, indexes, or ETFs that it believes are representative of the performance of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a put option generally will increase. In the event the reference asset appreciates in value, the value of a put option generally will decrease and may become worthless. Under normal circumstances, the Fund anticipates trading options on rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter than three months for a number of reasons such as if market volatility renders them more cost-effective.

At the beginning of each three-month period, the Fund purchases out-of-the-money (above current market price) or at-the-money put options. The adviser evaluates the relative prices of at-the-money and out-of-the-money options and selects those with the highest expected return in light of then-recent U.S. large capitalization equity market volatility. To help offset the cost of purchased put options, the Fund may sell farther out-of-the-money put options. This paired put option strategy is referred to as a bear put spread in option industry parlance. This paired strategy reflects a generally bearish outlook that is tempered by a view that the market will not fall below the strike price of the written option.

The Fund’s strategy is designed to benefit from meaningful declines in the domestic large cap equity market (sometimes referred to as “tail risk”). The Fund’s equity market risk is limited to the risk that the put options will expire worthless. If, however, the value of the reference asset falls below the put option’s strike price, the option finishes “in-the-money” and the option seller pays the Fund the difference between the strike price and the value of the reference asset. In such an instance, employing the put option strategy may generate a positive return. Because puts increase in value when the reference asset declines, the Fund benefits from a market decline. The partial amount of equity market downside the Fund captures is influenced by written put options as they will reduce the net cost of the options positions but limit downside capture. Using these options strategies, based on recent market conditions, the adviser anticipates that the Fund could reap a positive benefit equal to 20% to 40% of U.S. large capitalization equity market declines on a quarter-to-quarter basis.

Additional Information About the Funds’ Principal Risks. This section provides additional information regarding the principal risks described in the Fund Summary sections. Each risk described below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. Each of the risks described below could have a negative impact on the applicable Fund’s performance and trading prices.

●	Active Management Risk. Each Fund’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to its benchmark, or not to achieve its investment goal. The TrueShares Quarterly Bull Hedge ETF may not provide full downside protection and will not allow the Fund to fully participate in market upside. While the TrueShares Quarterly Bear Hedge ETF is designed to benefit from meaningful declines in the domestic large cap equity market, it will not fully benefit from any given downswing in the market.

●	Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Funds from buying or selling certain securities or financial instruments. In these circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

●	ETF Structure Risks. The Funds are ETFs, and, as a result of an ETF’s structure, are exposed to the following risks:

○	APs, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

●	Fixed Income Securities Risk. Fixed income securities risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When a Fund invests in fixed income securities the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to a Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause a Fund’s share price to fluctuate or decline more than other types of equity investments.

●	FLEX Options Risk. The Funds will utilize FLEX options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable to, or unwilling to, perform their obligations under the contracts. In the unlikely event that the OCC cannot meet their obligations, the Funds could suffer significant losses. Additionally, FLEX options may become more illiquid than other securities, including traditional options. To the extent that the FLEX options may not be expected to experience regular trading, the FLEX options held by the Funds may be valued based on a price quotation or other equivalent indication of value supplied by a pricing service, rather than based on a price last traded on an exchange. In less liquid markets for FLEX options, the Funds may have difficulty entering into or closing out certain positions at designated times and/or prices. With the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX option transactions with a Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could suffer significant losses. The Funds may experience substantial downside from specific FLEX option positions, and some may expire worthless. As a FLEX option approaches the predetermined expiration date, its value typically moves in parallel with the value of its underlying reference asset. However, prior to such date, the value of the FLEX options may not increase or decrease at the same rate as the reference asset’s share price on a day-to-day basis. The value of the underlying FLEX options will be affected by many market factors, such as changes in the reference asset’s share price, interest rates, the volatility of the reference asset, and the remaining time to until the FLEX options expire.

●	Limited History Risk. The Funds are new ETFs and have a limited history of operations for investors to evaluate. Investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolios. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Options Risk. The Funds may purchase and/or write call and put options on securities and indexes. A Fund may engage in these transactions to capture declines in the value of securities prices or an increase in the price of securities.

○	Put Options. When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires or at expiration. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, a Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs. Written put options will limit the Fund’s participation in price drops below the strike price of the written option.

○	Call Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires or at expiration. A Fund purchases call options in anticipation of an increase in the market value of securities. During the life of the call option, a Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs. Written call options will limit the Fund’s participation in gains above the strike price of the written option.

●	Options Premium Tax Risk. Each Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. Each Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Funds were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Funds.

●	Turnover Rate Risk. A higher portfolio turnover will result in higher transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Frequent trading of securities may also increase a Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder. The Funds are expected to have a high portfolio turnover rate.

●	U.S. Government Risk. The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.

PORTFOLIO HOLDINGS INFORMATION

Information about the Funds’ daily portfolio holdings is available at True-shares.com. A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT

Investment Adviser

TrueMark Investments, LLC (“TrueMark”) serves as the investment adviser to each Fund. The adviser is a SEC registered investment adviser with approximately $1.251 billion in assets under management as of December 31, 2025. Its principal office is located at 433 W Van Buren, Suite 1100-D, Chicago, Illinois 60607. TrueMark is controlled by TrueMark Group, LLC which in turn is controlled by RiverNorth Strategic Holdings, LLC.

Pursuant to the Investment Advisory Agreement, each Fund pays the adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of each Fund’s average daily net assets. For the fiscal year ended October 31, 2025, each Fund paid TrueMark Investments, LLC a fee equal to 0.79% of its average daily net assets.

Out of the unitary management fee, the adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses and other non-routine or extraordinary expenses.

The basis for the Board’s approval of the Funds’ Investment Advisory Agreement is available in the Funds’ annual Form N-CSR filing for the period ended October 31, 2025.

Manager of Managers Structure

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to a Fund. The Trust and the Adviser have received exemptive relief from the SEC (the “Order”), which permits the Adviser, subject to the approval of the Board, including the approval of the Trustees who are not interested persons of the Trust, as defined in the 1940 Act (the “Independent Trustees”), to hire, replace, and/or modify any existing or future sub-advisory agreement with sub-advisers (the “Manager-of-Managers Structure”). The Adviser, subject to the oversight of the Board, has the ultimate responsibility for overseeing a Fund’s sub-advisers and recommending their hiring, termination and replacement. The Order also provides relief from certain disclosure obligations with regard to sub-advisory fees paid by the Adviser (not the Funds). The Order is subject to various conditions, including that a Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The sole initial shareholder of each Fund has approved the applicable Fund’s operation under the Manager-of-Managers Structure as permitted by the Order.

The Manager-of-Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Funds under the Manager-of-Managers Structure does not permit management fees paid by a Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to a sub-adviser or material changes to sub-advisory agreements within 90 days of the change.

Portfolio Manager

The Funds are managed by the adviser’s portfolio manager. The individual responsible for the day-to-day management of the Funds’ portfolios is listed below.

Jeffrey Feldman. Mr. Feldman joined TrueMark Investments in 2024 and serves as a portfolio manager (the “Portfolio Manager”). He is a member of the investment management team and is responsible for analysis, trading, and hedging of Fund investments. Mr. Feldman is a dual-employee of TrueMark Investments and RiverNorth Capital Management, LLC, where he serves as Quantitative Risk Manager. He spent the past 23 years as a head trader with Wolverine Trading where he managed quoting, execution, clearing and positions in a variety of asset classes including equities, options, OTC derivatives, commodities, FX and bonds. He also developed pricing models and hedging algorithms, executed hedges for ETF and index products and built Wolverine’s low latency systematic trading equity book as well as its fixed income ETF algorithmic trading desk.

The Funds’ SAI provides additional information about the Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares of the Funds.

HOW TO BUY AND SELL SHARES

The Funds issue and redeem Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by each Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds and the adviser reserve the right to reject any purchase order at any time.

Determination of NAV

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. Each NAV for a Fund is calculated by dividing the applicable Fund’s net assets by its Shares outstanding.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If the foregoing information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).

Fair Value Pricing

The adviser has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

Generally, when fair valuing a security held by a Fund, the adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith by the adviser and in accordance with the adviser’s fair value methodologies. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the adviser may not be able to obtain the fair value assigned to the security upon the sale of such security.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds intend to pay out dividends, if any, annually. The Funds intend to distribute any net realized capital gains to its shareholders at least annually. The Funds will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (a “RIC”) within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Funds make distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

The Funds intend to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Funds as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Funds received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Under recently issued final Treasury Regulations, a RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Funds.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Funds before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Funds shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Funds (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

The cost basis of Shares of the Funds acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the circumstances. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Net Investment Income Tax

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Paralel Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 1700 Broadway, Suite 2100, Denver, Colorado 80290.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at True-shares.com.

OTHER INFORMATION AND ADDITIONAL NOTICES

Certain Conditions on Shareholder Legal Actions

Pursuant to the Trust’s primary governing document, the Second Amended and Restated Agreement and Declaration of Trust, shareholders wishing to pursue a derivative action (a suit brought by a shareholder on behalf of a Fund) are subject to various conditions including that: (i) the Trustees must have a reasonable amount of time to assess the complaining shareholders’ request for action, (ii) at least 10% of shareholders of the Fund must participate in the action (except with respect to claims arising under federal securities laws), and (iii) complaining shareholders must undertake to pay the expenses of advisers that the Trustees engage in consideration of whether to bring an action in the event the Trustees determine not to bring an action (except with respect to claims arising under federal securities laws).

In addition, shareholders wishing to pursue a derivative action (except with respect to claims arising under federal securities law) must bring the compliant all shareholder legal complaints must be brought in the courts of the Court of Chancery of the State of Delaware, or if such court does not have subject matter jurisdiction, any other court with appropriate subject matter jurisdiction in the State of Delaware. For non-federal securities laws claims, this requirement may be inconvenient for some shareholders and may cause such claims to be made in a less favorable forum than otherwise may have been made.

Additional Notices

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Neither the adviser nor the Funds make any representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for each fiscal period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd. (“Cohen & Co”) the Funds’ independent registered public accounting firm, whose report, along with the financial statements, are included in the Funds’ Form N-CSR dated October 31, 2025, which is available upon request and free of charge by calling the Funds’ Distributor at 1.877.774.TRUE (8783).

TrueShares Quarterly Bull Hedge ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended	For the Period June 28, 2024 (Commencement of Operations) through
	October 31, 2025	October 31, 2024(a)
Net Asset Value, Beginning of Period	$25.25	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.88	0.37
Net realized and unrealized gain/(loss) on investments	0.54	(0.12)
Total from Investment Operations	1.42	0.25

DISTRIBUTIONS:
From distributable earnings	(0.45)	–
Total Distributions	(0.45)	–

Net Increase in net asset value	0.97	0.25
Net Asset Value - End of Period	$26.22	$25.25
TOTAL RETURN(c)	5.72%	1.00%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$9,963	$46,965
Ratio of net operating expenses to average net assets	0.79%	0.79	%(d)
Ratio of net investment income to average net assets	3.51%	4.27	%(d)
Portfolio turnover rate(e)(f)	–	–

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on June 28, 2024 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

TrueShares Quarterly Bear Hedge ETF

FINANCIAL HIGHLIGHTS

	For the Year Ended October 31, 2025	For the Period June 28, 2024 (Commencement of Operations) through October 31, 2024(a)
Net Asset Value, Beginning of Period	$25.08	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.86	0.36
Net realized and unrealized loss on investments	(0.95)	(0.28)
Total from Investment Operations	(0.09)	0.08

DISTRIBUTIONS:
From distributable earnings	(0.33)	–
Total Distributions	(0.33)	–

Net Increase/(Decrease) in net asset value	(0.42)	0.08
Net Asset Value - End of Period	$24.66	$25.08
TOTAL RETURN(c)	(0.34%)	0.32%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$220,916	$80,504
Ratio of net operating expenses to average net assets	0.79%	0.79	%(d)
Ratio of net investment income to average net assets	3.46%	4.23	%(d)
Portfolio turnover rate(e)(f)	–	–

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on June 28, 2024 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

PRIVACY NOTICE

Privacy Statement

Pursuant to SEC Regulation S-P (Privacy of Consumer Financial Information) the Trustees of the Elevation Series Trust (the “Trust”) has established the following policy regarding information about the Trust’s shareholders. We consider all shareholder data to be private and confidential, and we hold ourselves to the highest standards in its safekeeping and use.

General Statement

The Trust may collect nonpublic information (e.g., your name, address, e mail address, Social Security Number, Trust holdings (collectively, “Personal Information”)) about shareholders from transactions in Trust shares. The Trust will not release Personal Information about current or former shareholders (except as permitted by law) unless one of the following conditions is met: we receive your prior written consent; (ii) we believe the recipient to be you or your authorized representative; (iii) to service or support the business functions of the Trust (as explained in more detail below), or (iv) we are required by law to release Personal Information to the recipient. The Trust have not and will not in the future give or sell Personal Information about their current or former shareholders to any company, individual, or group (except as per mitted by law) and as otherwise provided in this policy.

The Trust may make certain electronic services available to their shareholders and may solicit your email address and contact you by email, telephone or US mail regarding the availability of such services. The Trust may also contact shareholders by email, telephone or US mail in connection with these services, such as to confirm enrollment in electronic shareholder communications or to update your Personal Information. In no event will the Trust transmit your Personal Information via email without your consent.

Use of Personal Information

The Trust will only use Personal Information (i) as necessary to service or maintain shareholder accounts in the ordinary course of business and (ii) to support business functions of the Trust and their affiliated businesses. This means that the Trust may share certain Personal Information, only as per mitted by law, with affiliated businesses of the Trust, and that such information may be used for non-Trust-related solicitation. When Personal Information is shared with the Trust’s business affiliates, the Trust may do so without providing you the option of preventing these types of disclosures as permitted by law.

Safeguards Regarding Personal Information

Internally, we also restrict access to Personal Information to those who have a specific need for the records. We maintain physical, electronic, and procedural safeguards that comply with Federal standards to guard Personal Information. Any doubts about the confidentiality of Personal Information, as required by law, are resolved in favor of confidentiality.

Adviser	TrueMark Investments, LLC	Distributor	Paralel Distributors LLC
	433 W. Van Buren, Suite 1100-D		1700 Broadway, Suite 2100
	Chicago, Illinois 60607		Denver, Colorado 80290
Custodian, Transfer	State Street Bank & Trust	Fund Accountant	Paralel Technologies LLC
Agent	One Congress Street, Suite 1	and Administrator	1700 Broadway, Suite 2100
	Boston, Massachusetts 02114		Denver, Colorado 80290
Legal Counsel	Thompson Hine LLP	Independent	Cohen & Company, Ltd.
	41 S. High Street, Suite 1700	Registered Public	8101 East Prentice Ave., Suite 750
	Columbus, Ohio 43215	Accounting Firm	Greenwood Village, CO 80111

The Fund’s SAI provides additional details about the investments of the Funds and certain other additional information. A current SAI dated February 27, 2026, as supplemented from time to time is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders, including annual and semi-annual tailored shareholder reports, and in Form N-CSR. In the annual tailored shareholder report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance.

To make shareholder inquiries, for more detailed information on a Fund, or to request the SAI, annual or semi-annual shareholder reports, or Form N-CSR free of charge, please call the Funds’ Distributor at 1.877.774.TRUE (8783). Free copies of a Fund’s shareholder reports, Prospectus and SAI are also available from our website at True-shares.com.

Shareholder reports and other information about the Funds are also available, free of charge, on the EDGAR Database on the SEC’s website at www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about a Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

SEC Investment Company Act File No. 811-23812